Cover	Oct. 14, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 14, 2025
Entity Registrant Name	Local Bounti Corporation/DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40125
Entity Tax Identification Number	83-3686055
Entity Address, Address Line One	490 Foley Lane
Entity Address, City or Town	Hamilton
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59840
City Area Code	800
Local Phone Number	640-4016
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	LOCL
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001840780
Amendment Flag	false